Quarterly Holdings Report
for
Fidelity® GNMA Fund
April 30, 2022
MOG-NPRT3-0622
1.800337.118
U.S. Government and Government Agency Obligations - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 0.2%
U.S. Treasury Notes 1.125% 8/31/28 (b)(c)(d) (Cost $4,809)	4,812	4,301

U.S. Government Agency - Mortgage Securities - 104.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.7%
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (e)(f)	38	39
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (e)(f)	11	12
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (e)(f)	41	42
12 month U.S. LIBOR + 1.620% 1.907% 5/1/35 (e)(f)	95	99
12 month U.S. LIBOR + 1.620% 1.995% 3/1/33 (e)(f)	49	50
12 month U.S. LIBOR + 1.630% 2.009% 11/1/36 (e)(f)	54	55
12 month U.S. LIBOR + 1.640% 2.089% 6/1/47 (e)(f)	89	92
12 month U.S. LIBOR + 1.710% 1.927% 8/1/35 (e)(f)	110	114
12 month U.S. LIBOR + 1.890% 2.166% 8/1/35 (e)(f)	85	89
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (e)(f)	8	9
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (e)(f)	14	14
6 month U.S. LIBOR + 1.530% 1.834% 3/1/35 (e)(f)	23	24
6 month U.S. LIBOR + 1.550% 1.936% 10/1/33 (e)(f)	7	7
6 month U.S. LIBOR + 1.550% 1.948% 9/1/33 (e)(f)	154	158
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (e)(f)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.29% 7/1/36 (e)(f)	45	46
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.409% 10/1/33 (e)(f)	19	20
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.541% 7/1/34 (e)(f)	250	260
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.585% 9/1/34 (e)(f)	87	90
2.5% 2/1/52	3,367	3,079
3% 2/1/33 to 3/1/33	2,343	2,328
3.5% 1/1/50 to 3/1/52	12,923	12,583
8.5% 12/1/27	14	16
9.5% 9/1/30	8	9
TOTAL FANNIE MAE		19,246
Freddie Mac - 0.9%
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (e)(f)	44	46
12 month U.S. LIBOR + 1.860% 2.11% 8/1/34 (e)(f)	48	49
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (e)(f)	53	55
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (e)(f)	256	267
12 month U.S. LIBOR + 2.030% 2.278% 3/1/33 (e)(f)	1	1
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (e)(f)	4	4
6 month U.S. LIBOR + 1.880% 2.244% 10/1/36 (e)(f)	167	173
6 month U.S. LIBOR + 1.990% 2.164% 10/1/35 (e)(f)	69	72
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.198% 6/1/33 (e)(f)	125	130
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.337% 12/1/35 (e)(f)	571	595
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.424% 6/1/33 (e)(f)	202	210
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.516% 3/1/35 (e)(f)	400	417
2.5% 1/1/52	2,709	2,477
3% 2/1/34 to 4/1/34	6,282	6,225
3.5% 9/1/51 to 3/1/52	17,458	16,995
TOTAL FREDDIE MAC		27,716
Ginnie Mae - 100.8%
3% 5/15/27 to 10/20/51	446,789	429,703
3.5% 9/15/26 to 11/20/50 (b)(c)(d)	354,153	351,133
3.7% 10/15/42	4,587	4,601
4% 5/15/44	899	911
4.5% 7/15/33 to 10/20/41	67,873	70,797
4.75% 7/15/40	490	512
4.875% 9/15/39 to 12/15/39	3,522	3,696
5.09% 4/15/36 to 11/15/36	3,404	3,571
5.15% 2/15/36 to 4/15/36	200	211
5.2% 7/15/36	53	56
5.25% 4/15/36 to 4/15/37	186	196
5.39% 5/15/36	48	51
5.45% 2/15/37	444	473
5.5% 7/20/24 to 2/20/42	4,766	5,056
5.6% 11/15/36	143	152
5.85% 1/15/37	56	60
6.45% 1/15/32 to 8/15/32	119	128
6.5% 7/15/23 to 1/15/39	3,599	3,903
7% to 7% 9/15/22 to 9/20/34	7,674	8,276
7.25% 9/15/27	25	26
7.5% to 7.5% 8/15/22 to 9/20/32	2,806	3,031
8% 5/15/22 to 9/15/31	706	761
8.5% 8/15/22 to 2/15/31	116	130
9% 9/15/23 to 5/15/30	4	4
2% 5/1/52 (g)	154,650	140,111
2% 5/1/52 (g)	168,850	152,976
2% 5/1/52 (g)	141,100	127,835
2% 5/1/52 (g)	136,950	124,075
2% 5/1/52 (g)	99,500	90,146
2% 5/1/52 (g)	33,900	30,713
2% 5/1/52 (g)	45,800	41,494
2% 5/1/52 (g)	45,800	41,494
2% 5/1/52 (g)	47,600	43,125
2% 5/1/52 (g)	39,500	35,786
2.25% 5/20/50	2,372	2,174
2.375% 5/20/50	1,423	1,313
2.5% 3/15/28 to 12/20/51	193,287	180,874
2.5% 5/1/52 (g)	286,000	265,436
2.5% 5/1/52 (g)	101,800	94,480
2.5% 5/1/52 (g)	52,850	49,050
2.5% 5/1/52 (g)	73,800	68,494
2.5% 5/1/52 (g)	31,700	29,421
2.5% 5/1/52 (g)	42,300	39,259
2.5% 5/1/52 (g)	35,400	32,855
2.5% 6/1/52 (g)	65,650	60,879
2.625% 5/20/50	4,977	4,657
2.75% 5/20/50	2,015	1,898
3% 5/1/52 (g)	38,750	36,934
3% 5/1/52 (g)	28,700	27,355
3% 5/1/52 (g)	20,500	19,539
3% 5/1/52 (g)	19,100	18,205
3% 5/1/52 (g)	19,300	18,396
3% 5/1/52 (g)	25,900	24,686
3.25% 2/20/41 to 7/20/46	1,423	1,441
3.375% 5/20/50	528	515
3.74% 7/20/42 to 8/20/42	408	410
3.75% 10/20/41 to 7/20/47	19,527	19,549
4% 2/20/33 to 1/20/50 (g)	223,104	226,087
4.25% 1/20/46	304	312
5% 6/20/29 to 7/20/48	52,331	54,935
5.35% 4/20/29 to 12/20/30	4,880	5,050
5.75% 9/20/39 to 9/20/40	7,716	8,318
6% to 6% 12/15/23 to 3/15/39	7,173	7,686
7.395% 6/20/25 to 2/20/27	149	158
TOTAL GINNIE MAE		3,015,559
Uniform Mortgage Backed Securities - 1.9%
2.5% 5/1/52 (g)	5,750	5,246
2.5% 5/1/52 (g)	5,450	4,972
2.5% 6/1/52 (g)	4,100	3,733
2.5% 6/1/52 (g)	3,850	3,505
2.5% 6/1/52 (g)	3,900	3,551
3% 5/1/52 (g)	19,100	18,006
3% 5/1/52 (g)	19,300	18,195
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		57,208
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,267,238)		3,119,729

Collateralized Mortgage Obligations - 12.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 12.2%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	197	201
Series 2016-3 Class IP, 4% 2/25/46	19,201	3,389
Series 2016-78 Class IO, 3.5% 11/25/46	4,740	800
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 5.5321% 10/25/47 (e)(h)	15,704	2,347
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (e)	117	21
Series 339 Class 5, 5.5% 7/25/33	150	26
Series 343 Class 16, 5.5% 5/25/34	133	22
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	346	370
Series 40 Class K, 6.5% 8/17/24	23	24
sequential payer Series 2204 Class N, 7.5% 12/20/29	589	624
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 5.6459% 8/15/47 (e)(h)	7,246	1,017
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 6.0656% 7/20/41 (e)(h)	8,353	1,372
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.0956% 6/16/37 (e)(h)	743	108
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 1.3444% 6/16/38 (e)(f)	182	184
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 1.1744% 7/20/38 (e)(f)	488	494
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 1.2444% 10/16/40 (e)(f)	940	952
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.9951% 3/20/60 (e)(f)(i)	10,098	10,072
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.7751% 7/20/60 (e)(f)(i)	7,448	7,393
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.5424% 9/20/60 (e)(f)(i)	9,073	9,002
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.5424% 8/20/60 (e)(f)(i)	7,858	7,799
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.6224% 12/20/60 (e)(f)(i)	3,264	3,244
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.7424% 12/20/60 (e)(f)(i)	3,496	3,483
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.7424% 2/20/61 (e)(f)(i)	846	843
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.7324% 2/20/61 (e)(f)(i)	5,301	5,281
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.7424% 4/20/61 (e)(f)(i)	3,015	3,003
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.7424% 5/20/61 (e)(f)(i)	4,800	4,783
Class FC, 1 month U.S. LIBOR + 0.500% 0.7424% 5/20/61 (e)(f)(i)	3,584	3,571
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.7724% 6/20/61 (e)(f)(i)	4,366	4,352
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.8424% 10/20/61 (e)(f)(i)	4,977	4,967
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 0.9444% 4/16/42 (e)(f)	346	346
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 0.8944% 6/16/42 (e)(f)	406	406
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.9424% 11/20/61 (e)(f)(i)	5,007	5,005
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.9424% 1/20/62 (e)(f)(i)	3,156	3,155
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.8724% 1/20/62 (e)(f)(i)	4,491	4,485
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.8724% 3/20/62 (e)(f)(i)	2,925	2,925
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.8924% 5/20/61 (e)(f)(i)	30	30
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.5224% 5/20/63 (e)(f)(i)	55	55
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.4424% 4/20/63 (e)(f)(i)	46	46
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 0.9444% 1/20/46 (e)(f)	927	925
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 1.0444% 4/20/49 (e)(f)	6,391	6,398
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	3,267	3,420
Series 2004-19 Class DP, 5.5% 3/20/34	3	3
Series 2005-24 Class TC, 5.5% 3/20/35	2,197	2,306
Series 2005-57 Class PB, 5.5% 7/20/35	3,340	3,564
Series 2006-50 Class JC, 5% 6/20/36	762	780
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 8.8111% 12/20/40 (e)(h)	2,581	2,470
Series 2011-136 Class WI, 4.5% 5/20/40	269	19
Series 2015-24 Class PI, 3.5% 2/20/45	10,058	1,583
Series 2016-69 Class WA, 3% 2/20/46	1,221	1,188
Series 2017-134 Class BA, 2.5% 11/20/46	538	518
Series 2017-139 Class K, 3% 8/20/47	17,868	17,281
Series 2017-153 Class GA, 3% 9/20/47	3,422	3,286
Series 2017-182 Class KA, 3% 10/20/47	2,708	2,613
Series 2018-13 Class Q, 3% 4/20/47	3,508	3,415
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	975	1,037
Series 2004-24 Class ZM, 5% 4/20/34	2,046	2,049
Series 2004-46 Class BZ, 6% 6/20/34	1,226	1,270
Series 2004-86 Class G, 6% 10/20/34	6,273	6,831
Series 2005-26 Class ZA, 5.5% 1/20/35	9,197	9,779
Series 2005-47 Class ZY, 6% 6/20/35	6,612	7,081
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,080
Series 2005-82 Class JV, 5% 6/20/35	1,761	1,850
Series 2006-2 Class Z, 5.5% 1/20/36	4,033	4,290
Series 2010-160 Class DY, 4% 12/20/40	17,067	16,981
Series 2010-168 Class BG, 4% 4/20/40	7,398	7,393
Series 2010-170 Class B, 4% 12/20/40	2,720	2,706
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 8.3111% 2/16/41 (e)(h)	6,190	5,912
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 6.5878% 5/16/41 (e)(h)	11,307	10,763
Series 2017-139 Class BA, 3% 9/20/47	5,838	5,678
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	16,953	16,783
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 5.9056% 5/16/34 (e)(h)	240	28
Class SG, 6.500% - 1 month U.S. LIBOR 5.9056% 3/20/33 (e)(h)	3,352	326
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 6.6056% 8/16/34 (e)(h)	1,392	199
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 6.6056% 8/17/34 (e)(h)	407	65
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 6.2056% 2/20/35 (e)(h)	2,360	308
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,067
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 5.7056% 7/20/34 (e)(h)	2,391	317
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 10.2084% 3/20/36 (e)(h)	2,387	2,634
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 36.6334% 6/16/37 (e)(h)	611	843
Series 2009-13 Class E, 4.5% 3/16/39	2,027	2,083
Series 2009-42 Class AY, 5% 6/16/37	1,408	1,467
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.3556% 2/16/40 (e)(h)	1,734	168
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.7751% 5/20/60 (e)(f)(i)	5,203	5,167
Series 2011-52 Class HI, 7% 4/16/41	346	60
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 5.4056% 4/20/41 (e)(h)	3,820	520
Series 2012-103 Class IL, 3% 8/20/27	11,225	583
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 5.4556% 6/20/42 (e)(h)	7,687	1,118
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.1056% 6/16/42 (e)(h)	1,233	168
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 7.8741% 4/20/39 (e)(h)	64	64
Series 2013-149 Class MA, 2.5% 5/20/40	14,946	14,645
Series 2013-182 Class IQ, 4.5% 12/16/43	3,380	573
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 8.3111% 3/20/41 (e)(h)	15,136	14,520
Series 2014-133 Class IB, 5% 9/20/44	3,259	626
Series 2014-146 Class EI, 5% 10/20/44	6,223	1,216
Series 2014-154 Class IO, 5% 10/20/44	1,258	241
Series 2014-158 Class ID, 5% 10/20/44	5,434	1,087
Series 2014-178 Class IO, 5% 11/20/44	7,791	1,500
Series 2014-2 Class BA, 3% 1/20/44	4,207	4,047
Series 2014-21 Class HA, 3% 2/20/44	1,527	1,473
Series 2014-25 Class HC, 3% 2/20/44	2,650	2,546
Series 2014-5 Class A, 3% 1/20/44	2,310	2,223
Series 2015-117 Class KI, 5% 8/20/45	7,529	1,435
Series 2015-14 Class IO, 5% 10/20/44	8,493	1,621
Series 2015-79 Class IC, 5% 5/20/45	4,083	776
Series 2015-H21:
Class HZ, 4.36% 6/20/63 (e)(i)	700	703
Class JZ, 4.2463% 6/20/65 (e)(i)	426	432
Series 2016-146 Class AL, 5.7682% 5/20/40 (e)	2,593	2,785
Series 2016-17 Class A, 3% 2/16/46	16,775	16,156
Series 2016-171 Class BI, 5% 10/20/44	7,590	1,483
Series 2017-186 Class HK, 3% 11/16/45	7,772	7,507
Series 2017-75 Class PT, 5.741% 4/20/47 (e)	9,595	10,288
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.49% 8/20/66 (e)(f)(i)	13,637	13,529

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $386,919)		366,046

Commercial Mortgage Securities - 0.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (e)	313	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9897% 9/16/42 (e)(j)	1,524	2
Series 2002-62 Class IO, 1.0681% 8/16/42 (e)	1,361	0
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,162)		2

Money Market Funds - 41.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.32% (k) (Cost $1,231,060)	1,230,813,359	1,231,060

TOTAL INVESTMENT IN SECURITIES - 157.8% (Cost $4,895,188)	4,721,138
NET OTHER ASSETS (LIABILITIES) - (57.8)%	(1,728,919)
NET ASSETS - 100.0%	2,992,219

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2.5% 5/1/52	(65,650)	(60,930)

Uniform Mortgage Backed Securities
2.5% 5/1/52	(3,850)	(3,513)
2.5% 5/1/52	(3,900)	(3,558)
3% 5/1/52	(19,100)	(18,006)
3% 5/1/52	(19,300)	(18,195)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(43,272)

TOTAL TBA SALE COMMITMENTS (Proceeds $104,413)		(104,202)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	258	Jun 2022	54,390	(94)	(94)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	8	Jun 2022	901	0	0

TOTAL PURCHASED					(94)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,014	Jun 2022	239,981	11,462	11,462
CBOT Long Term U.S. Treasury Bond Contracts (United States)	278	Jun 2022	39,111	3,875	3,875

TOTAL SOLD					15,337

TOTAL FUTURES CONTRACTS					15,243
The notional amount of futures purchased as a percentage of Net Assets is 1.8%
The notional amount of futures sold as a percentage of Net Assets is 9.3%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2027	41,312	(1,897)	0	(1,897)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2032	21,714	(1,610)	0	(1,610)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2052	4,391	(574)	0	(574)
TOTAL INTEREST RATE SWAPS							(4,081)	0	(4,081)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,486,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,626,000.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $66,683,000.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Level 3 security
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	800,226	1,293,461	862,627	959	-	-	1,231,060	2.4%
Fidelity Securities Lending Cash Central Fund 0.32%	-	59,838	59,838	2	-	-	-	0.0%
Total	800,226	1,353,299	922,465	961	-	-	1,231,060

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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